Income Taxes (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [abstract]
Net income before tax	$ 43,971	$ 67,340
Statutory tax rate	27.00%	27.00%
Anticipated income tax at statutory rates	$ 11,872	$ 18,182
Non-deductible expenditures	2,507	1,935
Differences between Canadian and foreign tax rates	1,353	2,159
Change in estimate	856	(679)
Effect of change in tax rates	345	299
Inflation adjustment	(12,158)	(6,408)
Impact of foreign exchange	11,773	10,377
Change in deferred tax assets	(2,254)	(287)
Mining taxes	3,241	4,383
Withholding taxes	2,367	3,180
Other items	273	209
Total tax expense	20,175	33,350
Current income tax expense	32,631	30,563
Deferred income tax (recovery) expense	$ (12,456)	$ 2,787